United States
                       Securities and Exchange Commission
                             Washington, DC 20549
                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year Or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:             Edgemoor Capital Management, Inc.
Address:          1900 M Street, NW
                  Suite 600
                  Washington, DC 20036
13F File Number:  28-11064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Freeman N. Jelks III
Title:            Compliance Officer
Phone:            202-530-3327
Signature,                 Place,               and Date of Signing:
/s/ Freeman N. Jelks III   Washington DC        July 16, 2007

Report Type (Check only one.):    [X] 13F HOLDINGS REPORT.
                                  [ ] 13F NOTICE.
                                  [ ] 13F COMBINATION REPORT.
List of Other Managers:  None

                             Form 13F Summary Page

Report Summary:
Number of Included Managers:                                   0
Form 13F Information Table Entry Total:                      138
Form 13F Information Table Value Total (in thousands):  $334,326

List of Other Included Managers:  None



FORM 13-F INFORMATION TABLE
EDGEMOOR CAPITAL MANAGEMENT, INC.
JUNE 30, 2007


COLUMN 1                               COLUMN 2  COLUMN 3   COLUMN 4   COLUMN 5             COLUMN 6  COLUMN 7  COLUMN 8
-------------------------------------  --------  ---------  ---------  --------             --------  --------  ---------
                                                                                                                 VOTING
                                        TITLE                 VALUE    SHRS OR   SH/  PUT/  INVEST.    OTHER    AUTHORITY
                                       --------                                                                 ---------
NAME OF ISSUER                          CLASS      CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRET.   MGRS.      SOLE     SHARED
-------------------------------------  --------  ---------  ---------  --------  ---  ----  --------  --------  ---------  ------
3M                                     COM       88579Y101     7,184     82,775  SH         SOLE                   82,775
Adelphia Recovery Trust                COM       00685R409        25    291,372  SH         SOLE                  291,372
AES Corp.                              COM       00130H105     1,267     57,909  SH         SOLE                   57,909
AES Trust III                          PFD       00808N202       441      8,810  SH         SOLE                    8,810
AES Trust VII                          PFD       00103V305       323      6,500  SH         SOLE                    6,500
Affordable Resident Pfd. A             PFD       008273203     1,811     72,875  SH         SOLE                   72,875
Alcoa Inc.                             COM       013817101     2,954     72,888  SH         SOLE                   72,888
Alico Inc.                             COM       016230104       220      3,600  SH         SOLE                    3,600
Amer Electric Power Co.                COM       025537101     2,670     59,288  SH         SOLE                   59,288
Ameren Corp.                           COM       023608102     1,534     31,300  SH         SOLE                   31,300
American Express Co.                   COM       025816109       335      5,472  SH         SOLE                    5,472
Amgen Inc.                             COM       031162100     3,732     67,501  SH         SOLE                   67,501
Anheuser Busch Co. Inc.                COM       035229103     9,598    184,011  SH         SOLE                  184,011
Apartment Invest. & Mgt. Pfd. Y        PFD       03748R796       350     13,800  SH         SOLE                   13,800
Apollo Group Inc. - A                  COM       037604105     3,919     67,077  SH         SOLE                   67,077
Ashford Hospitality Trust Inc. Pfd. A  PFD       044103208       249      9,700  SH         SOLE                    9,700
AT&T Inc.                              COM       00206r102       301      7,247  SH         SOLE                    7,247
Atmos Energy Corp.                     COM       049560105     1,650     54,883  SH         SOLE                   54,883
Automatic Data Process.                COM       053015103     9,773    201,625  SH         SOLE                  201,625
Avon Products Inc.                     COM       054303102     4,942    134,468  SH         SOLE                  134,468
Bank of America Corp.                  COM       060505104     3,364     68,808  SH         SOLE                   68,808
Barclays Bank PLC ADR                  ADR       06738E204     5,144     92,196  SH         SOLE                   92,196
BCE Inc.                               COM       05534B760       955     25,268  SH         SOLE                   25,268
Berkshire Hathaway Inc. - B            COM       084670207    15,040      4,172  SH         SOLE                    4,172
Berkshire Hathaway Inc. - A            COM       084990175     3,284         30  SH         SOLE                       30
Biogen Idec Inc.                       COM       09062X103       352      6,575  SH         SOLE                    6,575
Broadridge Financial Solutions         COM       11133T103       936     48,972  SH         SOLE                   48,972
Capitalsource Inc.                     COM       14055X102     3,977    161,743  SH         SOLE                  161,743
Carmax Inc.                            COM       143130102     7,842    307,537  SH         SOLE                  307,537
Cedar Fair LP                          COM       150185106     2,045     72,459  SH         SOLE                   72,459
CenterPoint Energy                     COM       15189T107       396     22,772  SH         SOLE                   22,772
Chevrontexaco Corp.                    COM       166764100       377      4,472  SH         SOLE                    4,472
ConocoPhillips                         COM       20825C104     6,931     88,296  SH         SOLE                   88,296
Consol Tomoka Land Fla                 COM       210226106       850     12,272  SH         SOLE                   12,272
Corts Provident Trust 1 Pfd.           PFD       22080X203       792     30,380  SH         SOLE                   30,380
Corts UnumProvident                    COM       22081B200       248      9,500  SH         SOLE                    9,500
Cross Timbers Royalty Trust            COM       22757R109     1,506     35,425  SH         SOLE                   35,425
Crosstex Energy LP                     COM       22765U102       496     14,059  SH         SOLE                   14,059
Crosstex Energy, Inc.                  COM       22765Y104     1,103     38,398  SH         SOLE                   38,398
Dell Computer Corp.                    COM       24702r101     4,158    145,656  SH         SOLE                  145,656
Dentsply International Inc.            COM       249030107     1,020     26,667  SH         SOLE                   26,667
Devon Energy Corp.                     COM       25179M103     9,035    115,402  SH         SOLE                  115,402
Diageo PLC ADR                         ADR       25243Q205    10,084    121,040  SH         SOLE                  121,040
Discovery Holding Co. - A              COM       25468Y107       618     26,900  SH         SOLE                   26,900
Dominion Resources Inc.                COM       25746U109     3,260     37,766  SH         SOLE                   37,766
Dover Corp.                            COM       260003108       448      8,750  SH         SOLE                    8,750
Duke Energy Corp.                      COM       26441C105     2,670    145,889  SH         SOLE                  145,889
Ebay Inc.                              COM       278642103     7,533    234,104  SH         SOLE                  234,104
Enbridge Energy Mgmt                   COM       29250X103     1,540     27,683  SH         SOLE                   27,683
Enbridge Energy Ptrs. LP               COM       29250R106     1,409     25,369  SH         SOLE                   25,369
Endesa SA ADR                          ADR       29258N107     2,673     50,606  SH         SOLE                   50,606
Enel SPA ADR                           ADR       29265W108     2,708     50,426  SH         SOLE                   50,426
Energy East Corp.                      COM       29266M109     2,093     80,220  SH         SOLE                   80,220
Energy Transfer Partners               COM       29273R109     2,338     37,868  SH         SOLE                   37,868
Enerplus Resources Fund                COM       29274D604       612     12,996  SH         SOLE                   12,996
EON AG ADR                             ADR       268780103       446      8,013  SH         SOLE                    8,013
ExxonMobil Corp.                       COM       30231G102     1,053     12,552  SH         SOLE                   12,552
Fairfax Financial Holdings             COM       303901102     1,599      8,344  SH         SOLE                    8,344
Fairpoint Communications               COM       305560104     1,437     80,983  SH         SOLE                   80,983
Fastenal Co.                           COM       311900104     7,830    187,044  SH         SOLE                  187,044
Felcor Lodging Trust Inc. Pfd. A       PFD       31430F200     1,697     66,815  SH         SOLE                   66,815
Felcor Lodging Trust Inc. Pfd. C       PFD       31430F507     1,199     47,820  SH         SOLE                   47,820
First Data Corp.                       COM       319963104       370     11,328  SH         SOLE                   11,328
Fording Canadian Coal Trust            COM       345425102     4,464    136,337  SH         SOLE                  136,337
Gatx Corp.                             COM       361448103     1,518     30,815  SH         SOLE                   30,815
General Electric Co.                   COM       369604103       579     15,125  SH         SOLE                   15,125
General Mills Inc.                     COM       370334104     3,955     67,701  SH         SOLE                   67,701
Great Plains Energy Inc.               COM       391164100     1,317     45,224  SH         SOLE                   45,224
Gruma SAB ADR                          ADR       400131306       159     12,000  SH         SOLE                   12,000
Hersha Hospitality Trust Pfd. A        PFD       427825203       416     16,700  SH         SOLE                   16,700
Highland Hospitality Pfd. A            PFD       430141200       362     14,450  SH         SOLE                   14,450
Home Depot Inc.                        COM       437076102     3,609     91,716  SH         SOLE                   91,716
Hovnanian Enterprises Inc. Pfd. A      PFD       442487112     1,382     59,309  SH         SOLE                   59,309
Illinois Tool Works                    COM       452308109     4,368     80,602  SH         SOLE                   80,602
Innkeepers Usa Trust                   COM       4576J0104       357     20,150  SH         SOLE                   20,150
Intel Corp.                            COM       458140100       465     19,578  SH         SOLE                   19,578
International Game Tech.               COM       459902102     5,289    133,236  SH         SOLE                  133,236
Ishares Emerging Markets Fund          COM       464287234     7,141     54,245  SH         SOLE                   54,245
Ishares MSCI Japan Index Fund          COM       464286848     2,617    180,362  SH         SOLE                  180,362
Johnson & Johnson                      COM       478160104     2,025     32,870  SH         SOLE                   32,870
Keycorp Inc.                           COM       493267108       283      8,229  SH         SOLE                    8,229
Keyspan Corp.                          COM       49337W100     2,306     54,923  SH         SOLE                   54,923
Kinder Morgan Energy Ptrs.             COM       494550106     2,233     40,453  SH         SOLE                   40,453
Kinder Morgan Mgmt.                    COM       49455U100     2,450     47,206  SH         SOLE                   47,206
Leucadia National Corp.                COM       527288104       728     20,653  SH         SOLE                   20,653
Liberty Global Inc. - A                COM       530555101       410      9,984  SH         SOLE                    9,984
Liberty Global Inc. - C                COM       530555309       388      9,864  SH         SOLE                    9,864
Liberty Media Holding Corp. - A        COM       53071M302     2,253     19,143  SH         SOLE                   19,143
Liberty Media Interactive              COM       53071M104     2,134     95,546  SH         SOLE                   95,546
M I Homes Inc.                         COM       55305B200     1,518     60,700  SH         SOLE                   60,700
Markel Corp.                           COM       570535104       688      1,420  SH         SOLE                    1,420
MBNA Capital E                         PFD       55270B201       294     11,410  SH         SOLE                   11,410
Medtronic Inc.                         COM       585055106       645     12,428  SH         SOLE                   12,428
Merrill Lynch Depositor Inc.           COM       740434881       239      9,400  SH         SOLE                    9,400
Methanex Corp.                         COM       59151K108       975     38,801  SH         SOLE                   38,801
MFA Mortgage Investments Pfd. A        PFD       55272X201       347     14,100  SH         SOLE                   14,100
Microsoft Corp.                        COM       594918104    11,733    398,146  SH         SOLE                  398,146
Mills Corp. Pfd. B                     PFD       601148208       424     16,135  SH         SOLE                   16,135
Mills Corp. Pfd. E                     PFD       601148406       498     18,960  SH         SOLE                   18,960
Motorola Inc.                          COM       620076109     3,803    214,875  SH         SOLE                  214,875
Novartis AG ADR                        ADR       66987V109     5,992    106,870  SH         SOLE                  106,870
Nstar                                  COM       67019E107       986     30,396  SH         SOLE                   30,396
Old Republic Intl Corp.                COM       680223104       213     10,008  SH         SOLE                   10,008
Penn West Energy Trust                 COM       707885109     2,611     78,250  SH         SOLE                   78,250
Potomac Electric Pwr Co.               COM       713291102     1,162     41,195  SH         SOLE                   41,195
Procter & Gamble Co.                   COM       742718109     2,265     37,024  SH         SOLE                   37,024
Progress Energy Inc.                   COM       743263105       279      6,115  SH         SOLE                    6,115
Progressive Corp. Ohio                 COM       743315103       956     39,960  SH         SOLE                   39,960
Provident Energy Trust                 COM       74386K104       312     26,200  SH         SOLE                   26,200
Rayonier Inc.                          COM       754907103     2,824     62,552  SH         SOLE                   62,552
Royal Dutch Shell PLC ADR - A          ADR       780259206       309      3,810  SH         SOLE                    3,810
Spectra Energy                         COM       847560109     1,133     43,647  SH         SOLE                   43,647
Sunstone Hotel Investors Pfd. A        PFD       867892200       500     19,900  SH         SOLE                   19,900
Sysco Corp.                            COM       871829107     6,472    196,184  SH         SOLE                  196,184
TC Pipelines LP                        COM       87233q108       812     20,561  SH         SOLE                   20,561
Tejon Ranch Co.                        COM       879080109     1,143     25,850  SH         SOLE                   25,850
Telecom Corp. Of New Zealand           COM       879278208     3,231    115,706  SH         SOLE                  115,706
Teva Pharmaceuticals Ltd.              COM       881624209     6,117    148,292  SH         SOLE                  148,292
Thornburg Mortgage, Inc.               COM       885218107     1,997     76,291  SH         SOLE                   76,291
Time Warner                            COM       887317105     4,665    221,701  SH         SOLE                  221,701
Time Warner Cable Inc. Class A         COM       88732J108       212      5,419  SH         SOLE                    5,419
Transcanada                            COM       89353D107       468     13,594  SH         SOLE                   13,594
Tupperware Corp.                       COM       899896104       588     20,450  SH         SOLE                   20,450
Unilever PLC ADR                       ADR       904767704     1,352     41,901  SH         SOLE                   41,901
United Parcel Service - B              COM       911312106     6,287     86,127  SH         SOLE                   86,127
Unumprovident Corp.                    COM       91529Y106       727     27,850  SH         SOLE                   27,850
Verizon Communications                 COM       92343v104     3,139     76,248  SH         SOLE                   76,248
Vodaphone Group ADR                    ADR       92857W209     1,406     41,795  SH         SOLE                   41,795
Wachovia Corp.                         COM       929903102       344      6,709  SH         SOLE                    6,709
Wal-Mart Stores Inc.                   COM       931142103       764     15,873  SH         SOLE                   15,873
Weight Watchers Int'l.                 COM       948626106     5,341    105,049  SH         SOLE                  105,049
Wesco Financial Corp.                  COM       950817106     3,618      9,398  SH         SOLE                    9,398
Western Resources Inc.                 COM       95709T100       646     26,600  SH         SOLE                   26,600
Western Union                          COM       959802109     8,418    404,143  SH         SOLE                  404,143
Winston Hotels                         COM       97563A300       297     11,700  SH         SOLE                   11,700
Xcel Energy Inc.                       COM       98389B100     1,788     87,338  SH         SOLE                   87,338
XTO Energy Co.                         COM       98385X106       418      6,955  SH         SOLE                    6,955
Zimmer Holdings Inc.                   COM       98956P102     3,418     40,259  SH         SOLE                   40,259